Accrued Product Warranty and Deferred Warranty Revenue (Parenthetical) (Detail) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended						12 Months Ended
	Oct. 31, 2012	Apr. 30, 2012	Jan. 31, 2012	Jul. 31, 2011	Apr. 30, 2011	Jul. 31, 2010	Oct. 31, 2012		Oct. 31, 2011		Oct. 31, 2010
Product Liability Contingency [Line Items]
Product Warranty Accrual, Increase (Decrease)	$ 28
Product Warranty Accrual, Increase (Decrease), per share	$ 0.41
Adjustments to pre-existing warranties	$ 149	$ 104	$ 123	$ 30	$ 27	$ 25	$ 404	[1]	$ 79	[1]	$ 51	[1]
Product Warranty Accrual, Preexisting Increase Decrease Per Share, Net of Tax	$ 2.16	$ 1.51	$ 1.76	$ 0.39	$ 0.34	$ 0.34

[1]	In the first quarter of 2012, we recorded significant adjustments for changes in estimates of $123 million, or $1.76 per diluted share. In the second quarter of 2012, we recorded significant adjustments for changes in estimates of $104 million, or $1.51 per diluted share. In the fourth quarter of 2012, we recorded significant adjustments for changes in estimates of $149 million, or $2.16 per diluted share. In the third quarter of 2011, we recorded significant adjustments for changes in estimates of $30 million, or $0.39 per diluted share. In the second quarter of 2011, we recorded significant adjustments for changes in estimates of $27 million, or $0.34 per diluted share. In the third quarter of 2010, we recorded significant adjustments for changes in estimates of $25 million, or $0.34 diluted share.